Proposed Public Offering	3 Months Ended
Dec. 31, 2020
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Proposed Public Offering

Note 3. Proposed Public Offering

Pursuant to the Proposed Public Offering, the Company will offer for sale up to 85,000,000 Units (or 97,750,000 Units if the underwriters’ option to purchase additional units is exercised in full) at a purchase price of $10.00 per Unit. Each Unit will consist of one Class A ordinary share and one-eighth of one redeemable warrant (“Public Warrant”). Each whole Public Warrant will entitle the holder to purchase one Class A ordinary share at an exercise price of $11.50 per share, subject to adjustment (see Note 7).